Schedule of Other Information Related to Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Finance And Operating Leases
Weighted-average remaining lease term (years) - operating leases	1 year 3 months 14 days	9 months 14 days
Weighted-average discount rate - operating leases	2.86%	4.75%
Operating cash flows from finance leases
Operating cash flows from operating leases	$ 74,887	$ 94,202